Shareholder Report, Average Annual Return (Details)	12 Months Ended	49 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025 [1]	Jul. 31, 2025	Jul. 31, 2025 [2]	Jul. 31, 2025
C000256483 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	11.69%		10.34%		7.13%
C000256480 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	12.34%		9.97%		6.52%
C000256482 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	14.33%		11.04%		7.55%
C000256481 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	14.54%		11.10%		7.95%
C000256536 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	5.44%	5.29%
C000256535 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	8.15%		9.61%	6.39%
C000256473 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	6.32%		8.45%		5.20%
C000256475 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	11.09%		8.96%		5.06%
C000256623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	5.90%		7.31%		7.15%
C000256474 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	13.08%		9.97%		6.04%
C000256620 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	6.61%		7.00%		6.60%
C000256621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	8.71%		8.14%		7.70%
C000256622 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	8.59%		8.08%		7.69%
Without Sales Load [Member] | C000256483 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	14.26%		10.83%		7.37%
Without Sales Load [Member] | C000256480 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	13.34%		9.97%		6.52%
Without Sales Load [Member] | C000256536 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	7.89%	5.87%
Without Sales Load [Member] | C000256473 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	12.85%		9.75%		5.82%
Without Sales Load [Member] | C000256475 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	12.09%		8.96%		5.06%
Without Sales Load [Member] | C000256623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	8.31%		7.79%		7.40%
Without Sales Load [Member] | C000256620 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	7.61%		7.00%		6.60%
MSCI All Country World NR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World NR Index
Average Annual Return, Percent	15.87%		12.79%		10.05%
Bloomberg U S Aggregate Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	3.38%	(3.63%)	(1.07%)	2.11%	1.66%
Thirty Five MSCI All Country World NR Index 65 Bloomberg U S Aggregate Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	0.30%		3.76%		4.75%
Bloomberg U S Securitized MBS ABS CMBS Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index
Average Annual Return, Percent	3.51%	(2.60%)	(0.60%)	1.06%
S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	16.33%		15.88%		13.66%
Sixty S And P 500 Total Return Index 40 Bloomberg U S Aggregate Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	11.16%		9.03%		8.98%
MSCI World NR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World NR Index
Average Annual Return, Percent	15.72%		13.78%		10.60%
Sixty MSCI World NR Index 40 Bloomberg U S Aggregate Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	10.75%		7.81%		7.19%
MSCI ACWI NR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR Index
Average Annual Return, Percent	15.87%		12.79%		10.05%

[1]	Performance of Class A shares shown in the graph above is from the inception of Class A shares on 7/2/21 through 7/31/25. Index information shown in the graph above is from 7/31/21 through 7/31/25.
[2]	Performance of Class Y shares shown in the graph above is from the inception of Class Y shares on 12/10/19 through 7/31/25. Index information shown in the graph above is from 12/31/19 through 7/31/25.